Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

Fabio Battaglia
fbattaglia@stradley.com
215.564.8077
1933 Act Rule 497(j) filing
1933 Act File No. 333-53450
1940 Act File No. 811-10267

August 5, 2011

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:    GPS Funds I (the “Registrant”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information relating to the GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Tax-Exempt Fixed Income Fund, GuideMarkSM Core Fixed Income Fund, and GuideMarkSM Opportunistic Equity Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 26/27 filed electronically with the U.S. Securities and Exchange Commission on July 29, 2011.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Sincerely,

/s/ Fabio Battaglia
Fabio Battaglia, Esq.